Steve M. Callaway

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3804

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

April 27, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
ProtectiveValues AccessVariable Annuity
Filing Pursuant to Rule 497(j) for
File No. 333-116814; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and Protective Variable Annuity Separate Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information (“SAI”) being used in connection with the offering of the “ProtectiveValues Access Variable Annuity”, a variable deferred annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 1 for Protective Variable Annuity Separate Account as filed with the Commission on April 20, 2005 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/ Steve M. Callaway
Steve M. Callaway